Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000075263
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		3.91%	3.23%	2.07%
C000072053
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000075264
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.92%	3.23%	2.07%
C000169180
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000072056
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000072055
Average Annual Return [Line Items]
Line Graph and Table Measure Name		M
C000026577
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.19%	1.12%	1.56%
C000026576
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026579
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		2.17%	1.23%	1.45%
C000026575
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064143
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026581
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200445
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000222833
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C-2 (excluding sales charge)
Average Annual Return, Percent		1.96%	1.03%	1.25%
C000026583
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026582
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000026584
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000066770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000114212
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		4.41%	3.20%	2.10%
C000114210
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000114208
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000114209
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000166287
Average Annual Return [Line Items]
Line Graph and Table Measure Name		M
C000200464
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026625
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		2.05%	2.81%	2.53%
C000026624
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026627
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		3.09%	2.98%	2.46%
C000026623
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064151
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026629
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200448
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000088650
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		24.53%	16.43%	11.70%
C000088651
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		29.82%	16.87%	11.50%
C000088655
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000088654
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200462
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026652
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		23.05%	11.65%	7.60%
C000026651
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026654
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		28.19%	12.09%	7.40%
C000026650
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064156
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000088664
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200453
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000103229
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		7.23%	6.00%	5.79%
C000103232
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000103233
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026605
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000096286
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026608
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(1.13%)	0.47%	2.15%
C000026607
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative
C000026610
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		1.21%	0.73%	2.03%
C000026606
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064148
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026612
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200446
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026614
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		0.27%	3.42%	4.80%
C000026616
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		4.24%	3.80%	4.60%
C000026613
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064149
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200447
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000132360
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		4.85%	2.65%	2.72%
C000132361
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		9.14%	3.04%	2.44%
C000132356
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000132357
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200466
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
Without Sales Load [Member] | C000075263
Average Annual Return [Line Items]
Average Annual Return, Percent		3.91%	3.23%	2.07%
Without Sales Load [Member] | C000072053
Average Annual Return [Line Items]
Average Annual Return, Percent		4.07%	3.36%	2.20%
Without Sales Load [Member] | C000075264
Average Annual Return [Line Items]
Average Annual Return, Percent		3.92%	3.23%	2.07%
Without Sales Load [Member] | C000169180
Average Annual Return [Line Items]
Average Annual Return, Percent		4.07%	3.36%	2.20%
Without Sales Load [Member] | C000072056
Average Annual Return [Line Items]
Average Annual Return, Percent		3.97%	3.27%	2.11%
Without Sales Load [Member] | C000072055
Average Annual Return [Line Items]
Average Annual Return, Percent		4.07%	3.36%	2.19%
Without Sales Load [Member] | C000026577
Average Annual Return [Line Items]
Average Annual Return, Percent		3.52%	1.58%	1.79%
Without Sales Load [Member] | C000026576
Average Annual Return [Line Items]
Average Annual Return, Percent		3.56%	1.62%	1.84%
Without Sales Load [Member] | C000026579
Average Annual Return [Line Items]
Average Annual Return, Percent		3.16%	1.23%	1.45%
Without Sales Load [Member] | C000026575
Average Annual Return [Line Items]
Average Annual Return, Percent		3.82%	1.88%	2.10%
Without Sales Load [Member] | C000064143
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%	1.77%	2.00%
Without Sales Load [Member] | C000026581
Average Annual Return [Line Items]
Average Annual Return, Percent		3.21%	1.28%	1.50%
Without Sales Load [Member] | C000200445
Average Annual Return [Line Items]
Average Annual Return, Percent		3.68%	1.73%	1.95%
Without Sales Load [Member] | C000222833
Average Annual Return [Line Items]
Average Annual Return, Percent		2.96%	1.03%	1.25%
Without Sales Load [Member] | C000026583
Average Annual Return [Line Items]
Average Annual Return, Percent		3.60%	1.50%	1.69%
Without Sales Load [Member] | C000026582
Average Annual Return [Line Items]
Average Annual Return, Percent		3.86%	1.75%	1.94%
Without Sales Load [Member] | C000026584
Average Annual Return [Line Items]
Average Annual Return, Percent		3.55%	1.75%	1.94%
Without Sales Load [Member] | C000066770
Average Annual Return [Line Items]
Average Annual Return, Percent		3.44%	1.65%	1.84%
Without Sales Load [Member] | C000114212
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	3.20%	2.34%
Without Sales Load [Member] | C000114210
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%	3.28%	2.42%
Without Sales Load [Member] | C000114208
Average Annual Return [Line Items]
Average Annual Return, Percent		4.77%	3.55%	2.69%
Without Sales Load [Member] | C000114209
Average Annual Return [Line Items]
Average Annual Return, Percent		4.67%	3.45%	2.59%
Without Sales Load [Member] | C000166287
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%	3.50%	2.66%
Without Sales Load [Member] | C000200464
Average Annual Return [Line Items]
Average Annual Return, Percent		4.62%	3.40%	2.53%
Without Sales Load [Member] | C000026625
Average Annual Return [Line Items]
Average Annual Return, Percent		4.40%	3.28%	2.77%
Without Sales Load [Member] | C000026624
Average Annual Return [Line Items]
Average Annual Return, Percent		4.40%	3.28%	2.77%
Without Sales Load [Member] | C000026627
Average Annual Return [Line Items]
Average Annual Return, Percent		4.09%	2.98%	2.46%
Without Sales Load [Member] | C000026623
Average Annual Return [Line Items]
Average Annual Return, Percent		4.66%	3.54%	3.02%
Without Sales Load [Member] | C000064151
Average Annual Return [Line Items]
Average Annual Return, Percent		4.56%	3.44%	2.92%
Without Sales Load [Member] | C000026629
Average Annual Return [Line Items]
Average Annual Return, Percent		4.14%	3.03%	2.51%
Without Sales Load [Member] | C000200448
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%	3.39%	2.87%
Without Sales Load [Member] | C000088650
Average Annual Return [Line Items]
Average Annual Return, Percent		31.86%	17.75%	12.34%
Without Sales Load [Member] | C000088651
Average Annual Return [Line Items]
Average Annual Return, Percent		30.82%	16.87%	11.50%
Without Sales Load [Member] | C000088655
Average Annual Return [Line Items]
Average Annual Return, Percent		32.47%	18.29%	12.85%
Without Sales Load [Member] | C000088654
Average Annual Return [Line Items]
Average Annual Return, Percent		32.35%	18.19%	12.74%
Without Sales Load [Member] | C000200462
Average Annual Return [Line Items]
Average Annual Return, Percent		32.30%	18.12%	12.67%
Without Sales Load [Member] | C000026652
Average Annual Return [Line Items]
Average Annual Return, Percent		30.18%	12.91%	8.22%
Without Sales Load [Member] | C000026651
Average Annual Return [Line Items]
Average Annual Return, Percent		30.39%	13.14%	8.42%
Without Sales Load [Member] | C000026654
Average Annual Return [Line Items]
Average Annual Return, Percent		29.19%	12.09%	7.40%
Without Sales Load [Member] | C000026650
Average Annual Return [Line Items]
Average Annual Return, Percent		30.71%	13.42%	8.69%
Without Sales Load [Member] | C000064156
Average Annual Return [Line Items]
Average Annual Return, Percent		30.64%	13.32%	8.59%
Without Sales Load [Member] | C000088664
Average Annual Return [Line Items]
Average Annual Return, Percent		29.77%	12.61%	7.94%
Without Sales Load [Member] | C000200453
Average Annual Return [Line Items]
Average Annual Return, Percent		30.48%	13.24%	8.54%
Without Sales Load [Member] | C000103229
Average Annual Return [Line Items]
Average Annual Return, Percent		13.45%	7.22%	6.39%
Without Sales Load [Member] | C000103232
Average Annual Return [Line Items]
Average Annual Return, Percent		13.81%	7.67%	6.85%
Without Sales Load [Member] | C000103233
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%	7.58%	6.77%
Without Sales Load [Member] | C000237486
Average Annual Return [Line Items]
Average Annual Return, Percent		13.62%	7.53%	6.70%
Without Sales Load [Member] | C000026605
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.55%)	(4.70%)	0.91%
Without Sales Load [Member] | C000096286
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.64%)	(4.79%)	0.81%
Without Sales Load [Member] | C000026608
Average Annual Return [Line Items]
Average Annual Return, Percent		2.72%	1.24%	2.54%
Without Sales Load [Member] | C000026607
Average Annual Return [Line Items]
Average Annual Return, Percent		2.87%	1.39%	2.70%
Without Sales Load [Member] | C000026610
Average Annual Return [Line Items]
Average Annual Return, Percent		2.21%	0.73%	2.03%
Without Sales Load [Member] | C000026606
Average Annual Return [Line Items]
Average Annual Return, Percent		3.13%	1.64%	2.95%
Without Sales Load [Member] | C000064148
Average Annual Return [Line Items]
Average Annual Return, Percent		3.03%	1.54%	2.85%
Without Sales Load [Member] | C000026612
Average Annual Return [Line Items]
Average Annual Return, Percent		2.46%	0.98%	2.29%
Without Sales Load [Member] | C000200446
Average Annual Return [Line Items]
Average Annual Return, Percent		2.97%	1.49%	2.80%
Without Sales Load [Member] | C000026614
Average Annual Return [Line Items]
Average Annual Return, Percent		6.11%	4.59%	5.40%
Without Sales Load [Member] | C000026616
Average Annual Return [Line Items]
Average Annual Return, Percent		5.24%	3.80%	4.60%
Without Sales Load [Member] | C000026613
Average Annual Return [Line Items]
Average Annual Return, Percent		6.51%	4.99%	5.82%
Without Sales Load [Member] | C000064149
Average Annual Return [Line Items]
Average Annual Return, Percent		6.42%	4.92%	5.71%
Without Sales Load [Member] | C000200447
Average Annual Return [Line Items]
Average Annual Return, Percent		6.32%	4.85%	5.67%
Without Sales Load [Member] | C000132360
Average Annual Return [Line Items]
Average Annual Return, Percent		10.99%	3.82%	3.30%
Without Sales Load [Member] | C000132361
Average Annual Return [Line Items]
Average Annual Return, Percent		10.14%	3.04%	2.44%
Without Sales Load [Member] | C000132356
Average Annual Return [Line Items]
Average Annual Return, Percent		11.43%	4.24%	3.72%
Without Sales Load [Member] | C000132357
Average Annual Return [Line Items]
Average Annual Return, Percent		11.31%	4.11%	3.59%
Without Sales Load [Member] | C000200466
Average Annual Return [Line Items]
Average Annual Return, Percent		11.19%	4.07%	3.57%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%	1.86%	1.78%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Average Annual Return, Percent		4.22%	3.49%	2.32%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		35.48%	18.87%	12.57%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		35.48%	18.87%	12.57%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		35.48%	18.87%	12.57%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		35.48%	18.87%	12.57%
PIMCO INDEX: UBS Prompt Commodity Index Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS Prompt Commodity Index Total Return
Average Annual Return, Percent		35.48%	18.87%	12.57%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		32.29%	14.04%	8.02%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		32.29%	14.04%	8.02%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		32.29%	14.04%	8.02%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		32.29%	14.04%	8.02%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		32.29%	14.04%	8.02%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		32.29%	14.04%	8.02%
PIMCO INDEX: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index Total Return
Average Annual Return, Percent		32.29%	14.04%	8.02%
PIMCO INDEX: 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Supplemental Index
Average Annual Return, Percent		14.18%	6.68%	5.20%
PIMCO INDEX: 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Supplemental Index
Average Annual Return, Percent		14.18%	6.68%	5.20%
PIMCO INDEX: 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Supplemental Index
Average Annual Return, Percent		14.18%	6.68%	5.20%
PIMCO INDEX: 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Inde
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Supplemental Index
Average Annual Return, Percent		14.18%	6.68%	5.20%
PIMCO INDEX: Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
Average Annual Return, Percent		(2.60%)	(4.76%)	0.59%
PIMCO INDEX: Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index
Average Annual Return, Percent		(2.60%)	(4.76%)	0.59%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		3.00%	1.48%	2.66%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		7.23%	5.59%	4.76%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		7.23%	5.59%	4.76%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		7.23%	5.59%	4.76%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		7.23%	5.59%	4.76%
PIMCO INDEX: Dow Jones U.S. Select REIT Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Total Return Index
Average Annual Return, Percent		7.23%	5.59%	4.76%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%

[1]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.
[2]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.
[3]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.
[4]	The Supplemental Index is comprised of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index.
[5]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[6]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[7]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[8]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[9]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[10]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[11]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[12]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[13]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[14]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.